Reserves	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Reserves
32	Reserves

	Legal surplus	Capital surplus	Surplus reserve	Other reserve	Hedging	Share premium	Safety production fund	Retained earnings	Total
	(note(a))	(note(b))	(note(c))	(note(d))	(note 3.1(a))	(note(e))	(note(f))	(note(g))
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Balance at 1 January 2020	4,072,476	13,739	101,355	17,838	—	106,846	57,137	14,670,083	19,039,474

Total comprehensive income for the year attributable to shareholders of the Company	—	—	—	(11,512)	—	—	—	645,072	633,560
Change in fair value of hedging instruments	—	—	—	—	(63,840)	—	—	—	(63,840)
Reclassified to cost of inventory	—	—	—	—	63,840	—	—	—	63,840
Dividends declared and approved in respect of previous year	—	—	—	—	—	—	—	(1,298,858)	(1,298,858)
Appropriation of safety production fund	—	—	—	—	—	—	88,460	(88,460)	—

Balance at 31 December 2020 and 1 January 2021	4,072,476	13,739	101,355	6,326	—	106,846	145,597	13,927,837	18,374,176

Total comprehensive income for the year attributable to shareholders of the Company	—	—	—	16,639	125,159	—	—	2,073,431	2,215,229
Amounts transferred from hedging reserve to initial carrying amount of hedged items	—	—	—	—	(88,699)	—	—	—	(88,699)
Dividends declared and approved in respect of previous year	—	—	—	—	—	—	—	(1,082,381)	(1,082,381)
Transfer to legal surplus	2,498,808	—	—	—	—	—	—	(2,498,808)	—
Appropriation of safety production fund	—	—	—	—	—	—	40,729	(40,729)	—

Balance at 31 December 2021	6,571,284	13,739	101,355	22,965	36,460	106,846	186,326	12,379,350	19,418,325

Notes:
(a) Under PRC rules and regulations, the Company and its PRC subsidiaries are required to set aside 10% of the net income determined in accordance with the PRC accounting rules and regulations to a legal surplus reserve. The transfer to this reserve must be made before distribution of any dividend to shareholders.
The legal surplus reserve is
non-distributable
other than in liquidation and can be used to make good of previous years’ losses, if any, and may be utilized for business expansion or converted into ordinary shares by the issuance of new shares to shareholders in proportion to their existing shareholdings or by increasing the par value of the shares currently held by the shareholders, provided that the balance after such issuance is not less than 25% of the registered capital.
In accordance with PRC rules and regulations, the Company has set aside RMB6,571,284 thousand of legal surplus as of 31 December 2021.
(b) This reserve represents gifts or grants received from China Petrochemical Corporation, the ultimate parent company and which are required to be included in this reserve fund by PRC regulations.
(c) The transfer to this reserve from the retained profits is subject to the approval by shareholders at general meetings. Its usage is similar to that of the legal surplus reserve.
(d) Other reserve comprises share of post-acquisition movements in other comprehensive income from associates and joint ventures using the equity methods of accounting with a corresponding adjustment to the carrying amount of the investment.
(e) The application of the share premium account is governed by Sections 167 and 168 of the PRC Company Law.
(f) According to the relevant PRC regulations, the Group is required to transfer an amount to specific reserve for the safety production fund based on the turnover of certain refining and chemicals products. This reserve represents unutilized safety production fund.
(g) According to the Company’s Articles of Association, the reserve available for distribution is the lower of the amount determined under China Accounting Standards for Business Enterprises and the amount determined under IFRS.